Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) Share	Dec. 31, 2017 CAD ($) Share
Number of options
Number of share options outstanding in share-based payment arrangement at beginning of period | Share	2,662,500	1,640,000
Options granted | Share	1,860,000	1,150,000
Options exercised | Share	0	(125,000)
Options expired/forfeited | Share	(562,500)	(2,500)
Number of share options outstanding in share-based payment arrangement at end of period | Share	3,960,000	2,662,500
Options exercisable, ending | Share	3,741,250	2,602,500
Weighted average exercise price
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period | $	$ 0.33	$ 0.19
Options granted | $	0.5	0.5
Options exercised | $	0	0.1
Options expired/forfeited | $	0.69	1
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period | $	0.36	0.33
Options exercisable, ending | $	$ 0.35	$ 0.32